Inventories	9 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

3. Inventories

Inventories consist of the following:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Products	332,736	354,842
Packing materials and others	1,611	2,545
Inventories	334,347	357,387
Inventories write downs are recorded in cost of products in the condensed consolidated statements of operations, which were RMB 14,086 and RMB 32,105 for the nine months ended September 30, 2015 and 2016, respectively.